Income and social contribution taxes, Changes in deferred income tax (Details) - BRL (R$) R$ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Changes in deferred tax liability (asset) [Abstract]
Deferred income and social contribution taxes		R$ (84,527)	R$ 381,558
Tax loss carryforward not used to settle the tax liability		(87,829)	370,116
PRT [Member]
Changes in deferred tax liability (asset) [Abstract]
Tax loss carryforward not used to settle the tax liability		82,079
Deferred Income Tax Assets [Member]
Changes in deferred tax liability (asset) [Abstract]
Beginning balance		44	41,057	R$ 41,057
Additions		6,707	370,116
IFRS 9		0
Write-offs		(44)	(3,304)
Tax amnesty program	[1]	(82,079)	(370,116)
Offsetting			0
Ending balance		6,707	37,652	44
Deferred income and social contribution taxes		(87,829)	366,812
Deferred Income Tax Assets [Member] | PRT [Member]
Changes in deferred tax liability (asset) [Abstract]
Offsetting	[1]	(5,750)
Deferred Income Tax Liabilities [Member]
Changes in deferred tax liability (asset) [Abstract]
Beginning balance		(137,028)	(175,556)	(175,556)
Additions		(6,707)	14,746
IFRS 9		(622)
Write-offs		3,302	0
Tax amnesty program	[1]	0	0
Offsetting			2,057
Ending balance		(141,055)	(162,867)	R$ (137,028)
Deferred income and social contribution taxes		3,302	R$ 14,746
Deferred Income Tax Liabilities [Member] | PRT [Member]
Changes in deferred tax liability (asset) [Abstract]
Offsetting	[1]	R$ 0

[1]	On June 29, 2018, the Company changed the plan for payment of eligible taxes to the Tax Amnesty Program ("PRT") of its subsidiary Cavo, due to the consolidation of the tax debts allowed by the Receita Federal do Brasil ("RFB"). The Company has not used R$ 82,079 of tax losses. The remaining tax losses were reversed at June 30, 2018. As mentioned in Note 14, the Company was benefitted by reduction of part of the interest and fines arising from taxes (included in the PRT and PERT tax amnesty programs). The benefit was calculated based on the tax loss, and therefore a credit was recorded in deferred income tax, in profit or loss, against a reduction in the tax payable balance (included in the REFIS). The application for inclusion in REFIS was filed with the Brazilian IRS, see Note 14.